CONSOLIDATED BALANCE SHEETS (Parenthetical) ₽ in Millions	Dec. 31, 2023 RUB (₽) shares	Dec. 31, 2022 RUB (₽) shares
Allowance for doubtful accounts | ₽	₽ 5,448	₽ 4,169
Priority share
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Common Class A
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	326,342,270	326,342,270
Ordinary shares, shares outstanding	325,783,607	325,783,607
Treasury shares	558,663	558,663
Common Class B
Ordinary shares, shares authorized	37,138,658	37,138,658
Ordinary shares, shares issued	35,698,674	35,698,674
Ordinary shares, shares outstanding	35,698,674	35,698,674
Common Class C
Ordinary shares, shares authorized	37,748,658	37,748,658
Ordinary shares, shares issued	10,000	10,000
Ordinary shares, shares outstanding	0	0